Note 12 - Employee Benefit Programs (Details Textual)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2016	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Defined Contribution Plan, Eligibility Requirements, Minimum Age of Employees				21
Defined Contribution Plan, Eligibility Requirements, Minimum Length of Employment				30 days
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 358			$ 28,952	$ 49,757
Defined Contribution Plan, Employer Discretionary Contribution Amount				$ 0	$ 0
2010 Employee Stock Purchase Plan [Member]
Stock Issued During Period, Shares, Employee Stock Purchase Plans | shares	2,240	4,459		29,807	2,838
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 358	$ 10,700		$ 28,952	$ 49,757
Defined Contribution Plan, Cost	$ 54	$ 1,784		$ 4,523	$ 7,541
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan			15.00%	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	25,000			25,000